LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company leases facilities under operating leases with various expiration dates through 2032. The Company leases office space in New York, Israel and several other locations.
The security deposits for the leases are $3.3 million and $4.8 million as of December 31, 2024 and December 31, 2023, respectively, which have been recognized as restricted cash in the consolidated balance sheets.
The Company’s operating lease expense consists of rent and variable lease payments. Variable lease payments such as common area maintenance were included in operating expenses. Rent expense for the Company’s short-term leases was immaterial for the periods presented. Operating lease expense was as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Rent expense	$11,993	$13,016	$11,946
Variable lease payments	$365	$280	$429
Sublease income (1)	$4,023	$4,053	$1,987
(1) The Company entered into sublease agreements for certain leased office space, and the amounts were included in other expense, net in the consolidated statement of operations. For the year ended December 31, 2024, 2023 and 2022, the Company recognized $0.9 million, $0.4 million and $0 million of the sublease impairment loss, respectively.

Supplemental information related to the Company’s operating leases was as follows ($ in thousands):

	As of December 31, 2024	As of December 31, 2023
Weighted-average remaining lease term (in years)	5.8	7.4
Weighted-average discount rate	9.1%	6.1%

	Year Ended December 31,
	2024	2023	2022
Operating lease right-of-use assets recognized in exchange for new operating lease obligations (1)	$(17,737)	$(1,839)	$68,819

(1) During the year ended December 31, 2024 and 2023, $17.7 million and $1.8 million of operating lease right-of-use assets and corresponding lease liability were derecognized as a result of early termination which was accounted for as a lease modification.
Maturities of the Company’s operating lease liabilities as of December 31, 2024 were as follows (in thousands):

2025	$9,293
2026	9,343
2027	7,887
2028	5,181
2029	5,268
Thereafter	10,096
Total	47,068
Less: imputed interest	(10,004)
Total operating lease liabilities	$37,064